Financial Risk Management and Financial Instruments - Disclosure of Detailed Information about Currency Derivatives (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	kr 1,125
Liability	689
Fair value hedges [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	44	kr 120
Currency Derivatives [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset		613
Liability		330
Currency Derivatives [member] | Maturity within 3 months [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	130	351
Liability	542	193
Currency Derivatives [member] | Maturity between 3 and 12 months [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	215	262
Liability	147	137
Currency Derivatives [member] | Maturity between 1 and 3 years [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	25
Currency Derivatives [member] | Maturity between 3 and 5 years [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	754
Interest rate derivatives [Member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	168	495
Liability	237	409
Interest rate derivatives [Member] | Maturity within 3 months [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	10
Liability	35
Interest rate derivatives [Member] | Maturity between 3 and 12 months [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	1	239
Liability		82
Interest rate derivatives [Member] | Maturity between 1 and 3 years [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	34	191
Liability	105	205
Interest rate derivatives [Member] | Maturity between 3 and 5 years [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	83
Liability	54	6
Interest rate derivatives [Member] | 2023 or later [member]
Disclosure of detailed information about currency and interest rate derivatives [line items]
Asset	39	65
Liability	kr 43	kr 116